Mohegan Ventures-Wisconsin, LLC (Menominee Project) - Additional information (Detail) (Menominee Project, Mohegan Ventures Wisconsin, LLC, Wisconsin Tribal Gaming, LLC)	1 Months Ended
Sep. 30, 2010
Menominee Project | Mohegan Ventures Wisconsin, LLC | Wisconsin Tribal Gaming, LLC
Schedule of Long-term Development Projects [Line Items]
Membership or limited partnership interest percentage	100.00%